UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6377

DREYFUS MUNICIPAL FUNDS, INC. - Dreyfus High Yield Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	2/28/14

FORM N-CSR/A

Item 1.       Reports to Stockholders.

Dreyfus
High Yield Municipal
Bond Fund

SEMIANNUAL REPORT February 28, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
23	Financial Highlights
28	Notes to Financial Statements
38	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
High Yield Municipal
Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus High Yield Municipal Bond Fund, covering the six-month period from September 1, 2013, through February 28, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds generally stabilized over the past six months in the wake of previously heightened volatility, enabling them to post solidly positive total returns, on average, for the reporting period. Investors generally took the Federal Reserve Board’s gradual shift to a more moderately accommodative monetary policy in stride, investor demand rebounded while the supply of newly issued securities ebbed, and most states and municipalities saw improved credit conditions in the recovering U.S. economy.

We remain cautiously optimistic regarding the municipal bond market’s prospects over the months ahead.We expect the domestic economy to continue to strengthen over the next year, which could support higher tax revenues for most states and municipalities.We also anticipate rising demand for a limited supply of securities as more income-oriented investors seek the tax advantages of municipal bonds. However, municipal bonds could prove sensitive to rising long-term interest rates as the economic recovery gains additional traction.As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
March 17, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2013, through February 28, 2014, as provided by Daniel Barton and Jeffrey Burger, Co-Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2014, Dreyfus High Yield Municipal Bond Fund’s Class A shares achieved a 6.72% total return, Class C shares returned 6.31%, Class I shares returned 6.87%, ClassY shares returned 6.87%, and Class Z shares returned 6.67%.1 The fund’s benchmark, the Barclays Municipal Bond Index (the “Index”), which, unlike the fund, does not include securities rated below investment grade, produced a total return of 5.71%.2

High yield municipal bonds fared relatively well over the reporting period as investor demand rebounded, the supply of newly issued municipal securities declined, and, with two notable exceptions, credit conditions generally improved in a recovering U.S. economy.The fund produced higher returns than the benchmark, mainly due to its focus on lower rated securities.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal.To pursue its goals, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal income tax.The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by Dreyfus. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds.The fund may invest up to 50% of its assets in higher-quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by Dreyfus.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

We focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

  Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market;

  Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

Municipal Bonds Rebounded from Earlier Weakness

Municipal bonds struggled during most of 2013 with rising long-term interest rates in a recovering U.S. economy, but the market stabilized over the final four months of the year, and the first two months of 2014 witnessed a significant recovery. Ongoing uncertainty regarding changes in U.S. monetary policy was largely resolved in December when the Federal Reserve Board (the “Fed”) began to taper its quantitative easing program, helping to buoy investor demand. Demand was particularly robust for higher yielding securities, including high yield bonds, as income-oriented investors resumed their reach for competitive yields. Meanwhile, the supply of newly issued municipal bonds declined as fewer issuers refinanced existing debt in the rising interest rate environment.

The economic rebound resulted in better underlying credit conditions for most municipal issuers, as improving tax revenues and reduced spending enabled many states and municipalities to balance their budgets and replenish reserves. However, credit concerns lingered with regard to two major issuers: the City of Detroit and the Commonwealth of Puerto Rico. Detroit filed for bankruptcy protection during the summer of 2013, and in September, Puerto Rico bonds lost value after media reports detailed the U.S. territory’s economic challenges. Consequently, major rating agencies downgraded Puerto Rico general obligation bonds to a below investment grade category.

High Yield Exposure Boosted Relative Performance

The fund’s strong relative performance during the reporting period was fueled mainly by its focus on high yield municipal securities, which rallied strongly as credit conditions improved in the recovering economy. Results were especially robust among bonds backed by revenues from airlines and the states’ settlement of litigation with U.S. tobacco companies. In addition, the fund benefited from overweighted exposure to higher yielding bonds at the longer end of the market’s maturity spectrum.

Although the fund’s holdings of Puerto Rico bonds generally produced positive absolute returns over the reporting period, they lagged market averages. Likewise, bonds with high-grade credit ratings and relatively short maturities hurt the fund’s results compared to its benchmark.

Finding Attractive Values in a Strengthening Market

We believe that recently improved market trends have been driven, in part, by investors returning their focus to market and issuer fundamentals now that the Fed has begun to taper its quantitative easing program. Over the longer term, improved credit conditions and restored demand from investors seeking relief from higher taxes may continue to lift municipal bond valuations.

In this environment, our credit research efforts have continued to find opportunities among higher yielding, lower rated municipal bonds that, in our analysis, may have been temporarily mispriced by the market.At the same time, we have maintained our focus on the higher yields provided by bonds with longer maturities.

March 17, 2014

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1 Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Class Z, Class I, and ClassY shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Municipal Bond Fund from September 1, 2013 to February 28, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2014

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.38	$9.31	$4.10	$4.15	$4.92
Ending value (after expenses)	$1,067.20	$1,063.10	$1,068.70	$1,068.70	$1,066.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2014

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.26	$9.10	$4.01	$4.06	$4.81
Ending value (after expenses)	$1,019.59	$1,015.77	$1,020.83	$1,020.78	$1,020.03

† Expenses are equal to the fund’s annualized expense ratio of 1.05% for Class A, 1.82% for Class C, .80% for
Class I, .81% for ClassY and .96% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 28, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.0%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—2.8%
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/20	1,500,000		1,502,115
Jefferson County,
Senior Lien Sewer Revenue
Warrants (Insured; Assured
Guaranty Municipal Corp.)	0/6.60	10/1/42	5,000,000	[a]	2,796,900
Alaska—2.4%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/32	1,000,000		784,280
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	4,150,000		2,940,399
Arizona—5.4%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000		3,467,670
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000		2,354,357
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000		2,505,570
California—9.5%
California,
GO (Various Purpose)	6.50	4/1/33	2,000,000		2,446,060
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	1,000,000		1,147,730
California State Public Works
Board, LR (Various
Capital Projects)	5.13	10/1/31	1,000,000		1,083,550
California Statewide Communities
Development Authority,
Revenue (Bentley School)	7.00	7/1/40	1,075,000		1,169,063

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Statewide Communities
Development Authority, Revenue
(California Baptist University)	6.38	11/1/43	2,000,000		2,021,340
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000		1,133,090
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,693,785
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000		2,232,520
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	2,200,000		1,704,318
Connecticut—1.9%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	1,500,000		1,701,570
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,235,000		1,236,494
Florida—5.6%
Davie,
Educational Facilities Revenue
(Nova Southeastern
University Project)	5.63	4/1/43	1,000,000		1,039,610
Jacksonville Economic Development
Commission, Health Care Facilities
Revenue (Florida Proton Therapy
Institute Project)	6.25	9/1/27	1,000,000	[b]	1,077,890

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	1,500,000		1,700,805
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	7.00	7/1/36	4,000,000	[c]	1,200,040
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000		2,625,825
Village Community Development
District Number 10, Special
Assessment Revenue	6.00	5/1/44	1,000,000		1,018,430
Georgia—1.2%
Atlanta,
Water and Wastewater
Revenue	6.00	11/1/27	1,500,000		1,802,025
Illinois—10.2%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)	5.63	1/1/35	1,240,000		1,320,154
Chicago,
GO	5.00	1/1/24	1,000,000		1,084,550
Harvey,
GO	5.63	12/1/32	4,000,000		3,086,200
Illinois,
GO	5.50	7/1/38	1,000,000		1,064,140
Illinois,
Sales Tax Revenue	5.00	6/15/24	2,000,000		2,333,820
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago)	6.00	7/1/43	1,000,000		1,074,600
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	1,500,000		1,593,810
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	1,000,000		1,144,830

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Illinois (continued)
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University
of Illinois)	5.50	4/1/31	1,000,000		1,099,230
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University
of Illinois)	5.00	4/1/44	1,500,000		1,573,275
Iowa—1.2%
Iowa Finance Authority,
Midwestern Disaster Area
Revenue (Iowa Fertilizer
Company Project)	5.25	12/1/25	1,000,000		970,890
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	1,000,000		863,540
Kansas—.4%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed Securities
Program) (Collateralized:
FNMA and GNMA)	6.25	12/1/35	630,000		677,357
Louisiana—5.5%
Lakeshore Villages Master
Community Development District,
Special Assessment Revenue	5.25	7/1/17	4,867,000	[c]	1,921,978
Louisiana,
State Highway Improvement
Revenue	5.00	6/15/26	1,000,000		1,175,440
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	1,500,000		1,610,130
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	4,000,000	[b]	3,671,000
Maine—1.1%
Maine Health and Higher
Educational Facilities Authority,
Revenue (MaineGeneral Medical
Center Issue)	7.50	7/1/32	1,500,000		1,718,025

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland—2.1%
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore Facility)	5.75	9/1/25	3,000,000	3,173,130
Michigan—9.6%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000	1,884,771
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,500,000	1,604,895
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	1,000,000	971,140
Detroit,
Water Supply System Senior
Lien Revenue	5.25	7/1/41	1,000,000	970,970
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	2,000,000	2,086,040
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	500,000	549,780
Michigan Strategic Fund,
LOR (State of Michigan Cadillac
Place Office Building Project)	5.00	10/15/19	1,300,000	1,476,228
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	2,990,000	2,810,301
Royal Oak Hospital Finance
Authority, HR (William Beaumont
Hospital Obligated Group)	8.25	9/1/39	2,000,000	2,441,400
Minnesota—1.2%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,750,000	1,828,050
New Jersey—5.7%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	2,000,000	1,802,540

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, IDR (Newark Airport
Marriott Hotel Project)	7.00	10/1/14	10,000		10,176
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental
Airlines, Inc. Project)	5.13	9/15/23	1,000,000		986,990
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	1,000,000		883,370
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000	[d]	178,440
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,360,000		4,890,013
New Mexico—1.7%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,346,014
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC,
FNMA and GNMA)	6.15	7/1/35	270,000		287,995
New York—2.0%
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000		1,099,170
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	1,000,000		987,700

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	1,000,000		966,850
North Carolina—.7%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000		1,044,180
Ohio—.9%
Southeastern Ohio Port Authority,
Hospital Facilities Improvement
Revenue (Memorial
Health System Obligated
Group Project)	6.00	12/1/42	1,500,000		1,432,740
Oregon—.7%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue
(Pelton Round Butte Project)	6.38	11/1/33	1,000,000		1,084,580
Pennsylvania—4.1%
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	6.38	12/15/37	1,020,000		1,037,024
JPMorgan Chase Putters/Drivers
Trust (Series 3916)
(Geisinger Authority,
Health System Revenue
(Geisinger Health System))	5.13	6/1/35	2,000,000	[b,e]	2,092,280
Montgomery County Higher
Education and Health
Authority, First Mortgage
Improvement Revenue
(American Health Foundation/
Montgomery, Inc. Project)	6.88	4/1/36	2,000,000		2,080,340

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000	1,015,060
Texas—10.0%
Austin Convention Enterprises, Inc.,
Convention Center Hotel First Tier
Revenue (Insured; XLCA)	5.25	1/1/18	1,000,000	1,036,880
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	1,000,000	1,076,830
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	1,000,000	993,810
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.13	7/15/17	800,000	800,416
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.50	7/15/30	1,500,000	1,577,805
La Vernia Higher Education
Finance Corporation,
Education Revenue (Knowledge
is Power Program, Inc.)	6.25	8/15/39	2,250,000	2,468,880
North Texas Tollway Authority,
First Tier System
Revenue (Insured;
Assured Guaranty Corp.)	5.75	1/1/40	1,175,000	1,301,947
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	3,700,000	3,951,193
Texas Public Finance Authority,
Charter School Finance
Corporation, Education
Revenue (Burnham Wood
Charter School Project)	6.25	9/1/36	2,250,000	2,196,923

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Vermont—.6%
Burlington,
Airport Revenue	3.50	7/1/18	925,000	930,717
Virginia—1.7%
Washington County Industrial
Development Authority, HR
(Mountain States Health Alliance)	7.25	7/1/19	2,335,000	2,597,944
Washington—3.4%
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,355,000	1,213,457
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000	1,267,935
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000	1,560,564
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000	1,124,400
U.S. Related—6.4%
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.63	7/1/40	1,765,000	1,780,285
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/33	3,105,000	2,212,344
Puerto Rico Commonwealth,
Public Improvement GO	6.50	7/1/37	1,000,000	844,260
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/24	1,000,000	727,530
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	1,500,000	965,235
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	2,000,000	1,673,540
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000	1,653,220
Total Long-Term Municipal Investments
(cost $153,275,898)				150,346,687

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—2.6%	Rate (%)	Date	Amount ($)	Value ($)
California—1.9%
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.02	3/3/14	3,000,000 [f]	3,000,000
Massachusetts—.7%
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Harvard University Issue)	0.01	3/3/14	1,000,000 [f]	1,000,000
Total Short-Term Municipal Investments
(cost $4,000,000)				4,000,000

Total Investments (cost $157,275,898)			100.6%	154,346,687
Liabilities, Less Cash and Receivables			(.6%)	(913,346)
Net Assets			100.0%	153,433,341

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At February 28, 2014, these securities were valued at $6,841,170 or 4.5% of net assets.
c Non-income producing—security in default.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Collateral for floating rate borrowings.
f Variable rate demand note—rate shown is the interest rate in effect at February 28, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Health Care	16.7	City	2.7
Education	15.5	Resource Recovery	2.6
Transportation Services	12.4	Pollution Control	2.2
Utility-Water and Sewer	8.9	State/Territory	2.1
Special Tax	6.3	Utility-Electric	1.1
Lease	4.7	County	.7
Housing	4.0	Other	13.1
Asset-Backed	3.9
Industrial	3.7		100.6

†	Based on net assets.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2014 (Unaudited)

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			157,275,898		154,346,687
Cash					299,906
Interest receivable					2,069,794
Receivable for shares of Common Stock subscribed					3,600
Prepaid expenses					41,416
					156,761,403
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					114,628
Payable for investment securities purchased					2,000,000
Payable for floating rate notes issued—Note 4					1,000,000
Payable for shares of Common Stock redeemed					163,290
Interest and expense payable related
to floating rate notes issued—Note 4					1,737
Accrued expenses					48,407
					3,328,062
Net Assets ($)					153,433,341
Composition of Net Assets ($):
Paid-in capital					187,812,217
Accumulated undistributed investment income—net					74,203
Accumulated net realized gain (loss) on investments					(31,523,868)
Accumulated net unrealized appreciation
(depreciation) on investments					(2,929,211)
Net Assets ($)					153,433,341

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	51,375,363	18,369,255	16,218,917	977	67,468,829
Shares Outstanding	4,532,281	1,618,931	1,432,908	86.28	5,949,248
Net Asset Value
Per Share ($)	11.34	11.35	11.32	11.32	11.34

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2014 (Unaudited)

Investment Income ($):
Interest Income	4,515,476
Expenses:
Management fee—Note 3(a)	444,913
Distribution/Service Plan fees—Note 3(b)	127,169
Shareholder servicing costs—Note 3(c)	114,922
Registration fees	37,627
Professional fees	29,522
Interest and expense related to floating rate notes issued—Note 4	10,140
Prospectus and shareholders’ reports	9,467
Custodian fees—Note 3(c)	5,401
Directors’ fees and expenses—Note 3(d)	5,112
Loan commitment fees—Note 2	952
Miscellaneous	20,188
Total Expenses	805,413
Less—reduction in fees due to earnings credits—Note 3(c)	(48)
Net Expenses	805,365
Investment Income—Net	3,710,111
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(671,370)
Net unrealized appreciation (depreciation) on investments	6,544,524
Net Realized and Unrealized Gain (Loss) on Investments	5,873,154
Net Increase in Net Assets Resulting from Operations	9,583,265

See notes to financial statements.

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013[a]
Operations ($):
Investment income—net	3,710,111	8,194,081
Net realized gain (loss) on investments	(671,370)	790,008
Net unrealized appreciation
(depreciation) on investments	6,544,524	(18,999,032)
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,583,265	(10,014,943)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,146,724)	(2,462,670)
Class C	(408,512)	(947,107)
Class I	(382,817)	(976,835)
Class Y	(25)	(8)
Class Z	(1,717,945)	(3,608,726)
Net realized gain on investments:
Class A	(46,844)	(17,496)
Class C	(19,040)	(7,904)
Class I	(14,191)	(6,374)
Class Y	(1)	—
Class Z	(67,158)	(23,589)
Total Dividends	(3,803,257)	(8,050,709)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	13,157,166	14,064,814
Class C	750,715	3,294,177
Class I	4,562,821	8,568,655
Class Y	—	1,000
Class Z	1,146,917	4,111,025

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013[a]
Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A	835,220	1,834,432
Class C	256,438	556,520
Class I	226,092	555,253
Class Z	1,417,047	2,862,317
Cost of shares redeemed:
Class A	(8,647,832)	(25,207,861)
Class C	(5,161,312)	(9,053,969)
Class I	(4,810,091)	(12,470,840)
Class Z	(9,196,913)	(15,352,820)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(5,463,732)	(26,237,297)
Total Increase (Decrease) in Net Assets	316,276	(44,302,949)
Net Assets ($):
Beginning of Period	153,117,065	197,420,014
End of Period	153,433,341	153,117,065
Undistributed investment income—net	74,203	20,115

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	February 28, 2014	Year Ended
	(Unaudited)	August 31, 2013[a]
Capital Share Transactions:
Class Ab
Shares sold	1,185,144	1,150,451
Shares issued for dividends reinvested	75,216	152,154
Shares redeemed	(785,397)	(2,099,626)
Net Increase (Decrease) in Shares Outstanding	474,963	(797,021)
Class Cb
Shares sold	67,772	270,298
Shares issued for dividends reinvested	23,086	46,224
Shares redeemed	(468,149)	(753,215)
Net Increase (Decrease) in Shares Outstanding	(377,291)	(436,693)
Class I
Shares sold	414,101	702,475
Shares issued for dividends reinvested	20,379	46,197
Shares redeemed	(436,519)	(1,054,549)
Net Increase (Decrease) in Shares Outstanding	(2,039)	(305,877)
Class Y
Shares sold	—	86.28
Class Z
Shares sold	103,247	335,823
Shares issued for dividends reinvested	127,575	237,957
Shares redeemed	(834,773)	(1,290,878)
Net Increase (Decrease) in Shares Outstanding	(603,951)	(717,098)

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended August 31, 2013, 12,054 Class C shares representing $149,785 were exchanged for
12,079 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2014				Year Ended August 31,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	10.90		12.11	11.14	11.74	10.64	12.05
Investment Operations:
Investment income—net[a]	.27		.52	.52	.59	.61	.65
Net realized and unrealized
gain (loss) on investments	.45		(1.23)	.98	(.60)	1.08	(1.41)
Total from Investment Operations	.72		(.71)	1.50	(.01)	1.69	(.76)
Distributions:
Dividends from
investment income—net	(.27)		(.50)	(.51)	(.58)	(.59)	(.65)
Dividends from net realized
gain on investments	(.01)		(.00)[b]	(.02)	(.01)	—	—
Total Distributions	(.28)		(.50)	(.53)	(.59)	(.59)	(.65)
Net asset value, end of period	11.34		10.90	12.11	11.14	11.74	10.64
Total Return (%)[c]	6.72	[d]	(6.13)	13.74	(.03)	16.31	(5.80)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05	[e]	1.01	1.02	1.00	.99	1.02
Ratio of net expenses
to average net assets	1.05	[e]	1.01	1.02	1.00	.99	1.02
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[e]	.00 [f]	.00 [f]	.00 [f]	—	.00 [f]
Ratio of net investment income
to average net assets	5.04	[e]	4.23	4.48	5.35	5.37	6.40
Portfolio Turnover Rate	10.00	[d]	17.40	26.27	41.05	25.26	28.94
Net Assets, end of period
($ x 1,000)	51,375		44,234	58,786	53,785	70,607	58,931

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2014				Year Ended August 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	10.91		12.12	11.15	11.75	10.66	12.06
Investment Operations:
Investment income—net[a]	.23		.42	.43	.51	.52	.57
Net realized and unrealized
gain (loss) on investments	.45		(1.22)	.98	(.60)	1.08	(1.41)
Total from Investment Operations	.68		(.80)	1.41	(.09)	1.60	(.84)
Distributions:
Dividends from
investment income—net	(.23)		(.41)	(.42)	(.50)	(.51)	(.56)
Dividends from net realized
gain on investments	(.01)		(.00)[b]	(.02)	(.01)	—	—
Total Distributions	(.24)		(.41)	(.44)	(.51)	(.51)	(.56)
Net asset value, end of period	11.35		10.91	12.12	11.15	11.75	10.66
Total Return (%)[c]	6.31	[d]	(6.82)	12.87	(.77)	15.31	(6.45)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.82	[e]	1.77	1.78	1.75	1.76	1.80
Ratio of net expenses
to average net assets	1.82	[e]	1.77	1.78	1.75	1.76	1.80
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[e]	.00 [f]	.00 [f]	.00 [f]	—	.00 [f]
Ratio of net investment income
to average net assets	4.18	[e]	3.49	3.72	4.62	4.60	5.63
Portfolio Turnover Rate	10.00	[d]	17.40	26.27	41.05	25.26	28.94
Net Assets, end of period
($ x 1,000)	18,369		21,784	29,494	26,365	32,647	29,579

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

Six Months Ended
February 28, 2014				Year Ended August 31,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	10.88		12.09	11.12	11.72	10.63	9.15
Investment Operations:
Investment income—net[b]	.29		.55	.54	.63	.66	.49
Net realized and unrealized
gain (loss) on investments	.45		(1.23)	.99	(.61)	1.05	1.46
Total from Investment Operations	.74		(.68)	1.53	.02	1.71	1.95
Distributions:
Dividends from
investment income—net	(.29)		(.53)	(.54)	(.61)	(.62)	(.47)
Dividends from net realized
gain on investments	(.01)		(.00)[c]	(.02)	(.01)	—	—
Total Distributions	(.30)		(.53)	(.56)	(.62)	(.62)	(.47)
Net asset value, end of period	11.32		10.88	12.09	11.12	11.72	10.63
Total Return (%)	6.87	[d]	(5.91)	14.04	.22	16.50	21.80	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.80	[e]	.75	.78	.74	.73	1.17	[e]
Ratio of net expenses
to average net assets	.80	[e]	.75	.78	.74	.72	.75	[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[e]	.00 [f]	.00 [f]	.00 [f]	—	—
Ratio of net investment income
to average net assets	5.30	[e]	4.48	4.70	5.62	5.57	6.69	[e]
Portfolio Turnover Rate	10.00	[d]	17.40	26.27	41.05	25.26	28.94
Net Assets, end of period
($ x 1,000)	16,219		15,619	21,048	12,460	8,577	21

a	From December 15, 2008 (commencement of initial offering) to August 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2014	Period Ended
Class Y Shares	(Unaudited)	August 31, 2013[a]
Per Share Data ($):
Net asset value, beginning of period	10.89	11.59
Investment Operations:
Investment income—net[b]	.29	.11
Net realized and unrealized
gain (loss) on investments	.44	(.72)
Total from Investment Operations	.73	(.61)
Distributions:
Dividends from investment income—net	(.29)	(.09)
Dividends from net realized gain on investments	(.01)	—
Total Distributions	(.30)	(.09)
Net asset value, end of period	11.32	10.89
Total Return (%)[c]	6.87	(5.35)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.81	.81
Ratio of net expenses to average net assets[d]	.81	.81
Ratio of interest and expense related to floating
rate notes issued to average net assets[d]	.01	.00 [e]
Ratio of net investment income
to average net assets[d]	5.33	5.62
Portfolio Turnover Rate	10.00 [c]	17.40
Net Assets, end of period ($ x 1,000)	1	1

a	From July 1, 2013 (commencement of initial offering) to August 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

Six Months Ended
February 28, 2014				Year Ended August 31,
Class Z Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	10.91		12.12	11.14	11.75	10.65	12.05
Investment Operations:
Investment income—net[a]	.28		.53	.53	.60	.63	.67
Net realized and unrealized
gain (loss) on investments	.44		(1.23)	.99	(.61)	1.09	(1.41)
Total from Investment Operations	.72		(.70)	1.52	(.01)	1.72	(.74)
Distributions:
Dividends from
investment income—net	(.28)		(.51)	(.52)	(.59)	(.62)	(.66)
Dividends from net realized
gain on investments	(.01)		(.00)[b]	(.02)	(.01)	—	—
Total Distributions	(.29)		(.51)	(.54)	(.60)	(.62)	(.66)
Net asset value, end of period	11.34		10.91	12.12	11.14	11.75	10.65
Total Return (%)	6.67	[c]	(6.05)	13.92	.05	16.44	(5.64)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96	[d]	.92	.95	.95	.82	.85
Ratio of net expenses
to average net assets	.96	[d]	.92	.95	.95	.82	.84
Ratio of interest and expense
related to floating rate notes
issued to average net assets	.01	[d]	.00 [e]	.00 [e]	.00 [e]	—	.00 [e]
Ratio of net investment income
to average net assets	5.15	[d]	4.33	4.56	5.45	5.58	6.59
Portfolio Turnover Rate	10.00	[c]	17.40	26.27	41.05	25.26	28.94
Net Assets, end of period
($ x 1,000)	67,469		71,479	88,092	85,868	113,547	122,871

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Amount represents less than .01%.

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to seek high current income exempt from federal income tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, ClassY and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are offered at net asset value generally to institutional investors. Class Z shares are closed to new investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 28, 2014, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	153,146,647	1,200,040	154,346,687
Liabilities ($)
Floating Rate Notes††	—	1,000,000	—	1,000,000

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At February 28, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2013	799,720
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	400,320
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 2/28/2014	1,200,040
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 2/28/2014	400,320

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-

exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $31,272,962 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2013. If not applied, $715,251 of the carryover expires in fiscal year 2016, $7,033,387 expires in fiscal year 2017, $10,523,962 expires in fiscal year 2018 and $5,919,280 expires in fiscal year 2019.The fund has $2,724,326 of post-enactment short-term capital losses and $4,356,756 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2013 was as follows: tax-exempt income $7,995,346 and ordinary income $55,363.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 28, 2014, the Distributor retained $214 from commissions earned on sales of the fund’s Class A shares and $937 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2014, Class C shares were charged $72,849 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended February 28, 2014, Class Z shares were charged $54,320 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2014, Class A and Class C shares were charged $57,865 and $24,283, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2014, the fund was charged $12,845 for transfer agency services and $539 for cash man-

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agement services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $48

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2014, the fund was charged $5,401 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended February 28, 2014, the fund was charged $255 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2014, the fund was charged $4,551 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $69,098, Distribution Plan fees $18,496, Shareholder Services Plan fees $15,295, custodian fees $4,228, Chief Compliance Officer fees $1,523 and transfer agency fees $5,988.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended February 28, 2014, redemption fees charged and retained by the fund amounted to $2,794.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2014, amounted to $14,678,220 and $21,882,386, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2014, was approximately $2,667,000, with a related weighted average annualized interest rate of .77%.

At February 28, 2014, accumulated net unrealized depreciation on investments was $2,929,211, consisting of $9,056,152 gross unrealized appreciation and $11,985,363 gross unrealized depreciation.

At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe. Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.

The Board discussed the results of the comparisons and noted that the fund’s total return performance for both Class A and Z shares was below the Performance Group and Performance Universe medians for all periods (ranking in the fourth quartile for almost all periods).The Board also noted that the fund’s yield performance was above and below the Performance Group and Performance Universe medians for the one-year periods ended September 30th (for Class Z shares, yield was above the Performance Universe median for seven of the eight one-year periods ended September 30th). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians (highest in the Expense Group and Expense Universe) and the fund’s total expenses were above the Expense Group and Expense Universe medians (highest in the Expense Group).

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was concerned about the fund’s performance and agreed to closely monitor performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.        Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	5/12/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	5/12/14

By: /s/ James Windels
James Windels, Treasurer
Date:	5/12/14

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)